Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Shares-based payments reserve	Share capital	Investment revaluation reserve	Share warrants reserve	Deficit [Member]
Balance, shares at Mar. 31, 2022			186,602,894
Balance, amount at Mar. 31, 2022	$ (628,423)	$ 2,386,230	$ 65,228,921	$ (1,327,802)	$ 3,035,907	$ (69,951,679)
Statement [Line Items]
Net loss for the year	(32,583)	0	0	0	0
Other comprehensive loss for the year	(167,890)	0	0	(167,890)	0	0
Total comprehensive loss	(200,473)	0	0	(167,890)	0	(32,583)
Issuance of share purchase warrants	99,191	0	0	0	99,191	0
Equity-settled share-based compensation	264,260	264,260	$ 0	0	0	0
Balance, shares at Mar. 31, 2023			186,602,894
Balance, amount at Mar. 31, 2023	(465,445)	2,650,490	$ 65,228,921	(1,495,692)	3,135,098	(69,984,262)
Statement [Line Items]
Net loss for the year	(43,450)	0	0	0	0	(43,450)
Other comprehensive loss for the year	(97,698)	0	0	(97,698)	0	0
Total comprehensive loss	(141,148)	0	$ 0	(97,698)	0	(43,450)
Issuance of common shares pursuant to property agreement, shares			100,000
Issuance of common shares pursuant to property agreement, amount	7,500	0	$ 7,500	0	0	0
Issuance of common shares pursuant to property agreement, shares			9,615,385
Issuance of common shares pursuant to property agreement, amount	769,231	0	$ 769,231	0	0	0
Issuance of common shares pursuant to a non-flow-through private placement, shares			15,384,615
Issuance of common shares pursuant to a non-flow-through private placement, amount	2,000,000	0	$ 2,000,000	0	0
Issuance of common shares pursuant to a flow-through private placement	(769,231)	0	(769,231)	0	0	0
Flow-through share premium liability	425,460	425,460	$ 0	0	0
Balance, shares at Mar. 31, 2024			211,702,894
Balance, amount at Mar. 31, 2024	1,826,367	3,075,950	$ 67,236,421	(1,593,390)	3,135,098	(70,027,712)
Statement [Line Items]
Net loss for the year	(3,912,888)	0	0	0	0	(3,912,888)
Other comprehensive loss for the year	(19,501)	0	0	(19,501)	0	0
Total comprehensive loss	(3,932,389)	0	0	(19,501)	0	(3,912,888)
Equity-settled share-based compensation	350,834	350,834	$ 0	0	0	0
Issuance of common shares pursuant to property agreement, shares			100,000
Issuance of common shares pursuant to property agreement, amount	7,500	0	$ 7,500	0	0	0
Shares issued through exercise of options, shares			6,214,668
Shares issued through exercise of options, amount	587,973	0	$ 587,973	0	0	0
Fair value reversal of options exercised	0	(429,161)	429,161	0	0	0
Fair value reversal of warrants exercised	0	(252,456)	$ 252,456	0	0	0
Shares issued through exercise of warrants, shares			6,176,470
Shares issued through exercise of warrants, amount	350,000	0	$ 350,000	0	0	0
Balance, shares at Mar. 31, 2025			224,194,032
Balance, amount at Mar. 31, 2025	$ (809,715)	$ 2,745,167	$ 68,863,511	$ (1,612,891)	$ 3,135,098	$ (73,940,600)